Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		30 Months Ended				33 Months Ended
		Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 01, 2022	Apr. 12, 2022	Apr. 10, 2022	Dec. 29, 2021
C000249635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (Institutional Shares/BEOIX)
Account Value		$ 106,727.831		$ 106,727.831		$ 106,727.831		$ 106,727.831	$ 88,925.39923		$ 79,699.78322	$ 100,000
Average Annual Return, Percent		16.32%				3.12%
C000249640 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Barrow Hanley Total Return Bond Fund (Institutional Shares/BTRIX)
Account Value		$ 105,187		105,187		$ 105,187		105,187	92,069	$ 91,618		100,000
Average Annual Return, Percent		11.96%				2.07%
C000249645 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Barrow Hanley Credit Opportunities Fund (Institutional Shares/BCONX)
Account Value		$ 117,364		117,364		$ 117,364		117,364	100,362	93,366		100,000
Average Annual Return, Percent		15.65%				6.69%
C000249648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Barrow Hanley Floating Rate Fund (Institutional Shares/BFRNX)
Account Value		$ 122,725.9915		$ 122,725.9915		$ 122,725.9915		122,725.9915	109,165.3993	97,190.63607			$ 100,000
Average Annual Return, Percent		11.06%		8.14%
C000249651 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Barrow Hanley US Value Opportunities Fund (Institutional Shares/BVOIX)
Account Value		$ 133,132		$ 133,132		$ 133,132		133,132	97,236	95,300		100,000
Average Annual Return, Percent		33.44%				12.26%
C000249656 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Barrow Hanley Emerging Markets Value Fund (Institutional Shares/BEMVX)
Account Value		$ 110,690		110,690		$ 110,690		$ 110,690	94,101	84,700				$ 100,000
Average Annual Return, Percent		12.23%						3.76%
C000249661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Barrow Hanley International Value Fund (Institutional Shares/BNIVX)
Account Value		$ 121,248		121,248		121,248		$ 121,248	100,726	87,800				100,000
Average Annual Return, Percent		15.82%						7.24%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Account Value		$ 103,750		103,750		$ 103,750		$ 103,750	79,110	71,398		100,000		100,000
Average Annual Return, Percent		26.05%	[1]			5.14%	[2]	1.35% [1]
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 104,573		$ 104,573		$ 104,573		$ 104,573	92,251	91,923		100,000	100,000
Average Annual Return, Percent		11.57%	[3]	1.83%	[4]	1.83%	[3]
Russell 1000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Total Return Index
Account Value		$ 122,710.7528		$ 122,710.7528		$ 122,710.7528		122,710.7528	86,989.55925	79,454.20146		100,000
Average Annual Return, Percent	[5]	35.68%				12.69%
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index Net
Account Value		$ 123,757		123,757		$ 123,757		$ 123,757	92,458	80,819				100,000
Average Annual Return, Percent	[6]	24.77%						4.94%
MSCI Emerging Markets Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Value Index
Account Value		$ 111,670		111,670		$ 111,670		$ 111,670	86,234	76,024		100,000		100,000
Average Annual Return, Percent		24.38%				6.35%		4.09%
ICE BofA BB B US High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA BB-B US High Yield Index
Account Value		$ 115,591		115,591		$ 115,591		$ 115,591	99,848	94,701		100,000
Average Annual Return, Percent		14.64%				6.04%
Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Credit Suisse Leveraged Loan Index
Account Value		$ 119,615.5816		$ 119,615.5816		$ 119,615.5816		119,615.5816	108,338.5941	97,116.55143			$ 100,000
Average Annual Return, Percent		9.66%		7.22%
Russell 1000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Total Return Index
Account Value		$ 117,734.2519		$ 117,734.2519		$ 117,734.2519		117,734.2519	84,576.66209	84,463.28241		$ 100,000
Average Annual Return, Percent		27.76%				8.20%
MSCI EAFE Value Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Index Net
Account Value		$ 132,624		$ 132,624		$ 132,624		$ 132,624	$ 98,357	$ 83,278				$ 100,000
Average Annual Return, Percent		23.14%						9.27%

[1]	Effective September 30, 2024 the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
[2]	Effective September 30, 2024 the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
[3]	Effective September 30, 2024 the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
[4]	Effective September 30, 2024 the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
[5]	Effective September 30, 2024 the Fund compares its performance to the Russel 1000 Total Return Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
[6]	Effective September 30, 2024 the Fund compares its performance to the MSCI EAFE Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.